Debt Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Debt Obligations [Abstract]
Debt instruments
Our debt obligations consist of the following:

	December 31,
	2014	2013
ETP Debt
8.5% Senior Notes due April 15, 2014	$—	$292
5.95% Senior Notes due February 1, 2015	750	750
6.125% Senior Notes due February 15, 2017	400	400
6.7% Senior Notes due July 1, 2018	600	600
9.7% Senior Notes due March 15, 2019	400	400
9.0% Senior Notes due April 15, 2019	450	450
4.15% Senior Notes due October 1, 2020	700	700
4.65% Senior Notes due June 1, 2021	800	800
5.20% Senior Notes due February 1, 2022	1,000	1,000
3.60% Senior Notes due February 1, 2023	800	800
4.9% Senior Notes due February 1, 2024	350	350

7.6% Senior Notes due February 1, 2024	277	277
8.25% Senior Notes due November 15, 2029	267	267
6.625% Senior Notes due October 15, 2036	400	400
7.5% Senior Notes due July 1, 2038	550	550
6.05% Senior Notes due June 1, 2041	700	700
6.50% Senior Notes due February 1, 2042	1,000	1,000
5.15% Senior Notes due February 1, 2043	450	450
5.95% Senior Notes due October 1, 2043	450	450
Floating Rate Junior Subordinated Notes due November 1, 2066	546	546
ETP $2.5 billion Revolving Credit Facility due October 27, 2019	570	65
Unamortized premiums, discounts and fair value adjustments, net	(1)	(34)
	11,459	11,213

Transwestern Debt
5.39% Senior Notes due November 17, 2014	—	88
5.54% Senior Notes due November 17, 2016	125	125
5.64% Senior Notes due May 24, 2017	82	82
5.36% Senior Notes due December 9, 2020	175	175
5.89% Senior Notes due May 24, 2022	150	150
5.66% Senior Notes due December 9, 2024	175	175
6.16% Senior Notes due May 24, 2037	75	75
Unamortized premiums, discounts and fair value adjustments, net	(1)	(1)
	781	869

Panhandle Debt(1)
6.20% Senior Notes due November 1, 2017	300	300
7.00% Senior Notes due June 15, 2018	400	400
8.125% Senior Notes due June 1, 2019	150	150
7.60% Senior Notes due February 1, 2024	82	82
7.00% Senior Notes due July 15, 2029	66	66
8.25% Senior Notes due November 14, 2029	33	33
Floating Rate Junior Subordinated Notes due November 1, 2066	54	54
Unamortized premiums, discounts and fair value adjustments, net	99	155
	1,184	1,240

Sunoco, Inc. Debt
4.875% Senior Notes due October 15, 2014	—	250
9.625% Senior Notes due April 15, 2015	250	250
5.75% Senior Notes due January 15, 2017	400	400
9.00% Debentures due November 1, 2024	65	65
Unamortized premiums, discounts and fair value adjustments, net	35	70
	750	1,035

Sunoco Logistics Debt
8.75% Senior Notes due February 15, 2014(2)	—	175
6.125% Senior Notes due May 15, 2016	175	175
5.50% Senior Notes due February 15, 2020	250	250
4.65% Senior Notes due February 15, 2022	300	300
3.45% Senior Notes due January 15, 2023	350	350
4.25% Senior Notes due April 1, 2024	500	—

6.85% Senior Notes due February 15, 2040	250	250
6.10% Senior Notes due February 15, 2042	300	300
4.95% Senior Notes due January 15, 2043	350	350
5.30% Senior Notes due April 1, 2044	700	—
5.35% Senior Notes due May 15, 2045	800	—
Sunoco Logistics $35 million Revolving Credit Facility due April 30, 2015(3)	35	35
Sunoco Logistics $1.50 billion Revolving Credit Facility due November 19, 2018	150	200
Unamortized premiums, discounts and fair value adjustments, net	100	118
	4,260	2,503

Sunoco LP Debt
Sunoco LP $1.25 billion Revolving Credit Facility due September 25, 2019	683	—
	683	—

Regency Debt
6.875% Senior Notes due December 1, 2018	—	600
5.75% Senior Notes due September 1, 2020	400	400
6.5% Senior Notes due July 15, 2021	500	500
5.875% Senior Notes due March 1, 2022	900	—
5.5% Senior Notes due April 15, 2023	700	700
4.5% Senior Notes due November 1, 2023	600	600
8.375% Senior Notes due June 1, 2020	390	—
6.5% Senior Notes due May 15, 2021	400	—
8.375% Senior Notes due June 1, 2019	499	—
5.0% Senior Notes due October 1, 2022	700	—
Regency $2.0 billion Revolving Credit Facility due November 25, 2019	1,504	510
Unamortized premiums, discounts and fair value adjustments, net	48	—
	6,641	3,310

Other	223	228
	25,981	20,398
Less: current maturities	1,008	637
	$24,973	$19,761

(1)	In connection with the Panhandle Merger, Southern Union’s debt obligations were assumed by Panhandle.

(2)
Sunoco Logistics’ 8.75% senior notes due February 15, 2014 were classified as long-term debt as Sunoco Logistics repaid these notes in February 2014 with borrowings under its $1.50 billion credit facility due November 2018.

(3)	The Sunoco Logistics $35 million credit facility outstanding amounts were classified as long-term debt as Sunoco Logistics has the ability and intent to refinance such borrowings on a long-term basis.

Future maturities of long-term debt
The following table reflects future maturities of long-term debt for each of the next five years and thereafter. These amounts exclude $280 million in unamortized net premiums and fair value adjustments:

2015	$1,050
2016	314
2017	1,228
2018	1,155
2019	4,262
Thereafter	17,692
Total	$25,701